Operating Segments (Tables)	12 Months Ended
Jun. 30, 2025
Disclosure of operating segments [abstract]
Schedule of Geographical Information

	Interest Income			Geographical Non-Current Assets
	30 June 2025	30 June 2024	30 June 2023	30 June 2025	30 June 2024
	A$	A$	A$	A$	A$

Australia	22,452	270,381	7,397	255,537	511,073
Canada	-	-	-	-	7,104,167
United States	152,585	245	4,630	102,911,778	96,152,078

	175,037	270,626	12,027	103,167,315	103,767,318